Retirement-Related Benefits - Level 3 Reconciliation (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
U.S.
Change in plan assets
Fair value of plan assets, balance at beginning of period	$ 48,213	$ 52,694
Fair value of plan assets, balance at end of period	51,784	48,213
U.S. | Personal Pension Plan (PPP) | Qualified Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	48,213
Fair value of plan assets, balance at end of period	51,784	48,213
Non-U.S.
Change in plan assets
Fair value of plan assets, balance at beginning of period	36,758	40,798
Foreign exchange impact	333	(1,754)
Fair value of plan assets, balance at end of period	40,319	36,758
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	363	376
Return on assets held at end of year	40	(23)
Return on assets sold during the year	1	0
Purchases, sales and settlements, net	105	10
Transfers, net	9	0
Fair value of plan assets, balance at end of period	518	363
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans | Corporate bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	359	372
Return on assets held at end of year	40	(23)
Return on assets sold during the year	1	0
Purchases, sales and settlements, net	105	10
Transfers, net	13
Fair value of plan assets, balance at end of period	518	359
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans | Mortgage and asset-backed securities
Change in plan assets
Fair value of plan assets, balance at beginning of period	4	4
Return on assets held at end of year		0
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	0	0
Transfers, net	(4)	0
Fair value of plan assets, balance at end of period		4
Level 3 | Non-U.S.
Change in plan assets
Fair value of plan assets, balance at beginning of period	341	365
Return on assets held at end of year	(11)	8
Return on assets sold during the year	4	(2)
Purchases, sales and settlements, net	(18)	(6)
Transfers, net		(2)
Foreign exchange impact	13	(21)
Fair value of plan assets, balance at end of period	330	341
Level 3 | Non-U.S. | Government and related
Change in plan assets
Fair value of plan assets, balance at beginning of period	2	8
Return on assets held at end of year	0	0
Return on assets sold during the year	0	(1)
Purchases, sales and settlements, net	(1)	(3)
Transfers, net		(2)
Foreign exchange impact	0	0
Fair value of plan assets, balance at end of period	2	2
Level 3 | Non-U.S. | Real estate
Change in plan assets
Fair value of plan assets, balance at beginning of period	339	356
Return on assets held at end of year	(11)	8
Return on assets sold during the year	4	(2)
Purchases, sales and settlements, net	(17)	(3)
Foreign exchange impact	13	(21)
Fair value of plan assets, balance at end of period	$ 328	$ 339